Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Banks — 4.5%
7,743	JPMorgan Chase & Co.	$1,550,923
	Broadline Retail — 5.6%
10,731	Amazon.com, Inc.(a)	1,935,658
	Capital Markets — 3.9%
9,844	Intercontinental Exchange, Inc.	1,352,861
	Chemicals — 4.2%
4,123	Sherwin-Williams Co.	1,432,042
	Entertainment — 4.3%
12,174	Walt Disney Co.	1,489,611
	Financial Services — 3.8%
3,091	Berkshire Hathaway, Inc., Class B(a)	1,299,827
	Ground Transportation — 8.6%
3,165	Saia, Inc.(a)	1,851,525
4,589	Union Pacific Corp.	1,128,573
		2,980,098
	Health Care Equipment & Supplies — 3.5%
8,611	Dexcom, Inc.(a)	1,194,346
	Industrial REITs — 2.5%
6,664	Prologis, Inc.	867,786
	Insurance — 3.4%
2,264	Kinsale Capital Group, Inc.	1,188,011
	Interactive Media & Services — 5.1%
11,555	Alphabet, Inc., Class A(a)	1,743,996
	IT Services — 6.7%
3,709	Accenture PLC, Class A	1,285,577
6,459	Snowflake, Inc., Class A(a)	1,043,774
		2,329,351
	Life Sciences Tools & Services — 4.0%
5,580	Danaher Corp.	1,393,438
	Oil, Gas & Consumable Fuels — 4.1%
4,667	Hess Corp.	712,371
120,359	Kosmos Energy Ltd.(a)	717,339
		1,429,710
Shares	Description	Value (†)
	Personal Care Products — 3.2%
7,096	Estee Lauder Cos., Inc., Class A	$1,093,848
	Pharmaceuticals — 3.9%
7,896	Zoetis, Inc.	1,336,082
	Semiconductors & Semiconductor Equipment — 13.5%
2,341	Monolithic Power Systems, Inc.	1,585,840
2,192	NVIDIA Corp.	1,980,604
14,986	ON Semiconductor Corp.(a)	1,102,220
		4,668,664
	Software — 10.1%
5,668	Microsoft Corp.	2,384,641
3,695	Salesforce, Inc.	1,112,860
		3,497,501
	Specialty Retail — 4.2%
1,282	O'Reilly Automotive, Inc.(a)	1,447,224
	Total Common Stocks (Identified Cost $27,485,416)	34,230,977

Principal Amount
Short-Term Investments — 0.9%
$319,766	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $319,890 on 4/01/2024 collateralized by $328,000 U.S. Treasury Note, 3.625% due 5/15/2026 valued at $326,214 including accrued interest(b) (Identified Cost $319,766)	319,766
	Total Investments — 100.0% (Identified Cost $27,805,182)	34,550,743
	Other assets less liabilities — 0.0%	15,618
	Net Assets — 100.0%	$34,566,361

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$34,230,977	$ —	$ —	$34,230,977
Short-Term Investments	—	319,766	—	319,766
Total Investments	$34,230,977	$319,766	$—	$34,550,743

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	13.5%
Software	10.1
Ground Transportation	8.6
IT Services	6.7
Broadline Retail	5.6
Interactive Media & Services	5.1
Banks	4.5
Entertainment	4.3
Specialty Retail	4.2
Chemicals	4.2
Oil, Gas & Consumable Fuels	4.1
Life Sciences Tools & Services	4.0
Capital Markets	3.9
Pharmaceuticals	3.9
Financial Services	3.8
Health Care Equipment & Supplies	3.5
Insurance	3.4
Personal Care Products	3.2
Industrial REITs	2.5
Short-Term Investments	0.9
Total Investments	100.0
Other assets less liabilities	0.0*
Net Assets	100.0%

*	Less than 0.1%